Table of Contents

USAA Family of Funds                              1
Message from the President                        2
Investment Review                                 4
Financial Information:
   USAA S&P 500 Index Fund
     Statement of Assets and Liabilities          6
     Statement of Operations                      7
     Statements of Changes in Net Assets          8
     Financial Highlights                         9
     Notes to Financial Statements               10
   Equity 500 Index Portfolio
     Statement of Net Assets                     13
     Statement of Operations                     23
     Statements of Changes in Net Assets         24
     Financial Highlights                        25
     Notes to Financial Statements               26





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund  Representative at 1-800-531-8448 during  business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.







USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 USAA First Start Growth           Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 Index(2)                  Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.













Message from the President

[PHOTOGRAPH OF MICHAEL J. C. ROTH, CFA, PRESIDENT AND VICE CHAIRMAN OF THE BOARD APPEARS HERE]

As I write this message, many of the common measures of the stock market are at all-time highs, including the S&P 500(Registered Trademark) Index (1) and the Dow Jones Industrial Average.(2) For the fourth consecutive year the market, as measured by these benchmarks, is setting a pace that is difficult to match with a different portfolio. One effect of this situation has been that the assets of your USAA S&P 500 Index Fund (3) now well exceed one billion dollars and has continued to grow rapidly. I think this is a good time to look ahead.

An index fund may be a great investment vehicle, but it should still be regarded as part of an investment plan. As I have noted before, the S&P 500 is the benchmark that defines success as an equity investor. However, that index is dominated by the stocks of about 50 very large companies.(4) I believe that an investor should always be asking, "Are there attractive opportunities that may help both the return and the risk in my portfolios?" The answer to that lies in the idea that types of investments with similar potential returns but different patterns of returns can be blended together to form a portfolio that should potentially perform better than any single investment type. Simply put, a combination of an index fund with, say, a small cap fund, an emerging markets fund (5) and an equity income fund might stand a good chance of producing a satisfactory rate of return with less overall volatility than any one type of these funds. Many investors might also benefit from adding a tax-exempt income fund (6) to the mix.

   "Your index fund has been a great building block, but it should still be regarded as part of an investment plan."

A portfolio approach may likely give investors the comfort and confidence they need to deal with bad markets when they come. That confidence will help you be in the market in a year like 1995 when this latest bull market began. Your index fund has been a great building block in such a portfolio.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


(1) The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index.
(2) The Dow Jones Industrial Average is a price weighted average of 30 actively traded Blue Chip Stocks, primarily industrials.
(3) "S&P 500(Registered Trademark)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
(4) As of 6/30/98, the top 50 companies comprise a cumulative 51% of the S&P 500 Index.
(5) Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity and political instability, which are discussed in the Fund's prospectus.
(6) Some income may be subject to state or local taxes or the federal alternative minimum tax.


For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Past performance is no guarantee of future results.







Investment Review

USAA S&P 500 INDEX FUND*

OBJECTIVE: Seeks to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index.

INVESTMENT INSTRUMENTS: Primarily equity securities, consisting of common stock of current S&P 500 companies.

================================================================================
                                           6/30/98                  12/31/97
--------------------------------------------------------------------------------
  Net Assets                           $1,223.1 Million          $630.6 Million
  Net Asset Value Per Share                 $17.72                   $15.16
================================================================================


================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/98
--------------------------------------------------------------------------------
      12/31/97 to 6/30/98        1 Year               Since Inception on 5/1/96
            17.56% (+)           29.82%                       32.08% (++)
================================================================================

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative and does not include the account maintenance fee.
(++) Includes the $10 annual account maintenance fee through  December 31, 1996.
     Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



Cumulative Performance Comparison

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund and the S&P 500 Index for the period of 05/02/96 through 06/30/98. The data points from the graph are as follows:

                         USAA S&P 500
                          INDEX FUND                       S&P 500 INDEX
                  ---------------------                    -------------
05/02/96                   10,000                             10,000
05/31/96                   10,420                             10,427
06/96                      10,459                             10,467
07/96                       9,998                             10,004
08/96                      10,208                             10,215
09/96                      10,778                             10,789
10/96                      11,070                             11,087
11/96                      11,914                             11,924
12/96                      11,686                             11,688
01/97                      12,403                             12,417
02/97                      12,504                             12,515
03/97                      11,978                             12,002
04/97                      12,698                             12,718
05/97                      13,479                             13,495
06/97                      14,077                             14,095
07/97                      15,197                             15,216
08/97                      14,342                             14,364
09/97                      15,126                             15,149
10/97                      14,615                             14,643
11/97                      15,289                             15,321
12/97                      15,545                             15,585
01/98                      15,730                             15,756
02/98                      16,848                             16,892
03/98                      17,709                             17,757
04/98                      17,874                             17,938
05/98                      17,565                             17,630
06/98                      18,275                             18,345


Data from 5/2/96** through 6/30/98


The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that its results are not visible in the graph. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

* S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
** Date the Fund initially invested in securities represented by the Index.








PORTFOLIO SECTOR DIVERSIFICATION
% OF COMMON STOCK MARKET VALUE

A pie chart is shown here depicting the Portfolio Mix as of June 30, 1998 for the USAA S&P 500 Index Fund: Consumer Non-Durables - 22%; Finance & Building
- 20%; Health Care - 12%; Utilities - 9%; Energy - 7%; Capital Goods - 7%; Consumer Durables - 6%; Business Equipment & Service - 6%; Retail Trade - 5%; Chemicals - 3%; and Other - 3%.


========================
      TEN LARGEST
    STOCK HOLDINGS
------------------------
  General Electric
  Microsoft
  Coca Cola
  Exxon
  Merck & Company
  Pfizer
  Wal-Mart Stores
  Intel
  Procter & Gamble
  Royal Dutch Petroleum
========================








USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998
(Unaudited)


ASSETS
   Investment in Equity 500 Index Portfolio, at Value           $1,220,135,417
   Receivable for Capital Shares Sold                                3,718,741
                                                                ----------------
Total Assets                                                     1,223,854,158
                                                                ----------------

LIABILITIES
   Payable for Capital Shares Redeemed                                 488,948
   USAA Investment Management Company                                   50,832
   Accounts Payable and Accrued Expenses                               167,205
                                                                ----------------
Total Liabilities                                                      706,985
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $1,223,147,173
                                                                ================

REPRESENTED BY:
   Paid-in Capital                                              $  979,007,929
   Accumulated Undistributed Net Investment Income                     467,118
   Accumulated Net Realized Gain from Investment and
     Futures Transactions                                           24,359,341
   Net Unrealized Appreciation on Investments and
     Futures Contracts                                             219,312,785
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $1,223,147,173
                                                                ================
Capital Shares Outstanding ($.01 par value per share,
   175,000,000 shares authorized)                                   69,010,048
                                                                ================
Net Asset Value, Redemption Price, and Offering Price
   Per Share                                                    $        17.72
                                                                ================


See Notes to Financial Statements on Page 10








USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

Six-month period ended June 30, 1998
(Unaudited)


INVESTMENT INCOME
   Income Allocated from Equity 500 Index Portfolio, net          $  6,710,595
                                                                ----------------

EXPENSES
   Administration Fees                                                  73,224
   Custodian's Fees                                                      8,195
   Postage                                                              59,208
   Shareholder Reporting Fees                                           29,121
   Directors' Fees                                                       2,080
   Registration Fees                                                   250,304
   Professional Fees                                                    12,458
   Other                                                                 7,261
                                                                ----------------
   Total Expenses                                                      441,851
                                                                ----------------
Net Investment Income                                                6,268,744
                                                                ----------------

NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions                    6,082,150
   Net Realized Gain from Futures Transactions                         333,267
   Net Change in Unrealized Appreciation on Investments
      and Futures Contracts                                        121,899,941
                                                                ----------------
Net Realized and Unrealized Gain on Investments and
   Futures Contracts                                               128,315,358
                                                                ----------------
Net Increase in Net Assets from Operations                        $134,584,102
                                                                ================

See Notes to Financial Statements on Page 10







USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 1998 and
Year ended December 31, 1997
(Unaudited)

                                                  6/30/98           12/31/97
                                            ------------------------------------
FROM OPERATIONS
   Net Investment Income                    $    6,268,744       $  6,890,866
   Net Realized Gain from Investment
      and Futures Transactions                   6,415,417         16,529,655
   Net Change in Unrealized Appreciation
      on Investments and Futures Contracts     121,899,941         82,263,699
                                            ------------------------------------
Net Increase in Net Assets from Operations     134,584,102        105,684,220
                                            ------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                        (5,861,708)        (6,870,198)
                                            ------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold                   573,249,220        429,485,745
   Dividend Reinvestments                        4,740,415          5,388,985
   Cost of Shares Redeemed                    (114,183,385)       (82,142,783)
                                            ------------------------------------
Net Increase in Net Assets from
   Capital Share Transactions                  463,806,250        352,731,947
                                            ------------------------------------
Net Increase in Net Assets                     592,528,644        451,545,969

NET ASSETS:
   Beginning of Period                         630,618,529        179,072,560
                                            ------------------------------------
   End of Period                            $1,223,147,173       $630,618,529
                                            ====================================

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS

   End of Period                            $     467,118        $     60,082
                                            ====================================

CHANGE IN SHARES OUTSTANDING
   Shares Sold                                 33,972,702          31,712,665
   Shares Issued for Dividends Reinvested         271,876             384,579
   Shares Redeemed                             (6,824,723)         (5,985,970)
                                            ------------------------------------
Increase in Shares Outstanding                 27,419,855          26,111,274
                                            ====================================


See Notes to Financial Statements on Page 10








USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

June 30, 1998
(Unaudited)


Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.


                                                 Six Months                          Eight Months
                                                   Ended           Year Ended           Ended
                                                  June 30,        December 31,        December 31,
                                                    1998              1997              1996(1)
                                            ------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period         $   15.16         $   11.57          $   10.00
                                            ------------------------------------------------------------
Income from Investment Operations:
   Net Investment Income                             .10               .21                .12
Net Realized and Unrealized Gain on
      Investment and Futures Transactions           2.56              3.59               1.57
					    ------------------------------------------------------------
Total from Investment Operations                    2.66              3.80               1.69
Distributions from Net Investment Income            (.10)             (.21)              (.12)
                                            ------------------------------------------------------------
Net Asset Value at End of Period               $   17.72          $  15.16           $  11.57
                                            ============================================================
Total Return (%) (2)                               17.56             33.03              16.90


SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (000)             $1,223,147          $630,619           $179,073
Ratios to Average Net Assets:
   Net Investment Income (%)                        1.41(3)           1.64               2.09(3)
   Expenses, including Expenses of the
      Equity 500 Index Portfolio (%)                 .18(3)            .18                .18(3)
   Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust and the Manager (%)           .06(3)            .07                .15(3)


------------------------------------------
(1) Fund commenced operations May 1, 1996.
(2) Assumes reinvestment of all dividend income distributions during the period; does not reflect $10 annual account maintenance fee.
(3) Annualized. The ratio is not necessarily indicative of 12 months of operations.

See Notes to Financial Statements on Page 10







USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to provide investment results that, before expenses, correspond to the total return of common stocks represented by the S&P 500 Index. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing substantially all of the Fund's assets in the Equity 500 Index Portfolio (the Portfolio), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At June 30, 1998, the Fund's investment was 30.11% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 1997, the Fund had a capital loss carryover for federal income tax purposes of approximately $321,987 which, if not offset by subsequent capital gains, will expire in 2004. It is unlikely that the Board of Directors of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of its total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 1998.


(3) TRANSACTIONS WITH MANAGER
A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of
 .06% of the average daily net assets of the Fund or the amount that brings the total Fund and Portfolio annual operating expenses up to .18% of the Fund's average net assets.

The Manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's average net assets.

B. Transfer Agent's Fees - The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. This fee is waived on accounts with a balance of $10,000 or more.

C. Underwriting Agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management Agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.


(4) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 1998, the Association and its affiliates owned 17,009,525 shares (24.65%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.






EQUITY 500 INDEX PORTFOLIO
STATEMENT OF NET ASSETS

June 30, 1998
(Unaudited)

   Shares	Security	     		       Value
----------------------------------------------------------------
        COMMON STOCKS - 97.74%

         Advertising - 0.09%
  75,000 	Omnicom Group, Inc.	           $  3,740,625

         Aerospace - 1.44%
 450,246 	Boeing Co.		             20,064,087
  55,444 	General Dynamics Corp.                2,578,146
  87,245 	Lockheed Martin Corp.                 9,237,064
  29,779 	Northrop Grumman Corp.                3,070,959
 158,414 	Raytheon Co. - Class B                9,366,228
  89,124 	Rockwell International Corp.          4,283,522
 106,312 	United Technologies Corp.             9,833,860
----------------------------------------------------------------
		                                     58,433,866
----------------------------------------------------------------
         Airlines - 0.43%
  80,104 	AMR Corp. *  		              6,668,658
  35,049 	Delta Air Lines, Inc.                 4,530,083
  97,800 	Southwest Airlines Co.                2,897,325
  41,915 	U.S. Air, Inc. *    	              3,321,764
----------------------------------------------------------------
                                                     17,417,830
----------------------------------------------------------------
         Apparel, Textiles - 0.35%
 101,814 	Corning Inc.  		              3,538,036
  30,200 	Fruit of the Loom, Inc. -
                  Class A *  	                      1,002,262
  28,903 	Liz Claiborne, Inc.                   1,510,182
  84,948 	Nike, Inc. - Class B  	              4,135,906
  21,129	Reebok International Ltd. *             585,009
  15,811 	Russell Corp.   	                477,295
   5,504 	Springs Industries, Inc. -
	          Class A      		                253,872
  53,330 	V.F. Corp.                            2,746,495
----------------------------------------------------------------
                                                     14,249,057
----------------------------------------------------------------
         Auto Related - 2.03%
  66,900 	AutoZone, Inc. *                      2,136,619
 292,302 	Chrysler Corp.   	             16,478,525
  18,634        Cummins Engine Co., Inc.                954,992
  53,774 	Dana Corp.        	              2,876,909
  31,282	Eaton Corp.    		              2,432,176
  29,244 	Echlin, Inc.                          1,434,784
 503,864 	Ford Motor Co.    	             29,727,976
 292,984 	General Motors Corp.                 19,574,993
  73,726 	Genuine Parts Co.                     2,548,155
       1	Meritor Automotive, Inc.                     24
  34,180 	PACCAR Inc.            		      1,785,905
  46,414 	Parker Hannifin Corp.                 1,769,534
  24,196 	Timken Co.                              745,539
----------------------------------------------------------------
                                                     82,466,131
----------------------------------------------------------------
         Banks - 8.12%
  48,834	Ahmanson (H.F.) & Co.                 3,467,214
 319,507	Banc One Corp.    	             17,832,484
 172,100        Bank of New York Company, Inc.       10,444,319
 308,672 	BankAmerica Corp.                    26,680,836
 137,134 	BankBoston Corp.                      7,628,079
  55,600  	BB&T Corp.                            3,759,950
 373,604 	Chase Manhattan Corp.                28,207,102
 198,966 	Citicorp   		             29,695,676
  73,300 	Comerica, Inc.		              4,856,125
 110,825 	Fifth Third Bancorp                   6,981,975
 133,136 	First Chicago NBD Corp.              11,799,177
 438,453 	First Union Corp.  	    	     25,539,887
  18,917 	Golden West Financial Corp.           2,011,114
  73,700 	Huntington Bancshares, Inc.           2,468,950
 208,000 	KeyCorp         	              7,410,000
 118,924	Mellon Bank Corp.                     8,280,084
  58,900	Mercantile Bancorp, Inc.              2,967,087
  82,560	Morgan (J.P.) & Company, Inc.         9,669,840
 150,200 	National City Corp.                  10,664,200
 432,103 	NationsBank Corp.                    33,055,880
  53,800 	Northern Trust Corp.                  4,102,250
 349,016	Norwest Corp.   	             13,044,473
  47,400 	Republic New York Corp.               2,983,237
  86,600 	Summit Bancorp     	              4,113,500
  97,460 	SunTrust Banks, Inc.                  7,924,716
 325,897 	U.S. Bancorp                         14,013,571
  91,500 	Wachovia Corp.                        7,731,750
 175,577 	Washington Mutual, Inc.               7,626,626
  38,770 	Wells Fargo & Co.                    14,306,130
----------------------------------------------------------------
                                                    329,266,232
----------------------------------------------------------------
         Beverages - 3.45%
 216,180 	Anheuser-Busch Companies, Inc.       10,200,994
  17,719 	Brown-Forman, Inc. - Class B          1,138,446
1,094,322       Coca-Cola Co.                        93,564,531
  15,768 	Coors (Adolph) Co. - Class B	        536,112
 672,194	PepsiCo, Inc.                        27,685,990
 162,537        Seagram Ltd.                          6,653,858
----------------------------------------------------------------
                                                    139,779,931
----------------------------------------------------------------
         Building and Construction - 0.93%
  17,483 	Armstrong World Industries, Inc.      1,177,917
  28,080 	Centex Corp.                          1,060,020
  19,966        Crane Co.                               969,599
   8,506        Fleetwood Enterprises, Inc.             340,240
 327,726 	Home Depot, Inc.                     27,221,741
  74,411        Masco Corp.                           4,501,866
  22,350        Owens Corning                           912,159
  38,530 	Stanley Works                         1,601,403
----------------------------------------------------------------
                                                     37,784,945
----------------------------------------------------------------
         Building, Forest Products - 0.33%
  24,003 	Boise Cascade Corp.                     786,097
  46,128 	Champion International Corp.          2,268,921
  41,801        Georgia-Pacific Corp.                 2,463,646
  34,654        Johnson Controls, Inc.                1,981,776
  17,145        Kaufman & Broad Home Corp.              544,354
  46,658        Louisiana-Pacific Corp.                 851,509
  13,101        Potlatch Corp.                          550,242
  87,294        Weyerhaeuser Co.                      4,031,892
----------------------------------------------------------------
                                                     13,478,437
----------------------------------------------------------------
         Chemicals and Toxic Waste - 2.44%
 102,708 	Air Products & Chemical, Inc.         4,108,320
 118,040        Amgen, Inc. *                         7,716,865
 104,676        Dow Chemical Co.                     10,120,861
 499,692        Du Pont (E.I.) de Nemours & Co.      37,289,516
  32,581 	Eastman Chemical Co.                  2,028,167
  17,350        FMC Corp. *                           1,183,053
  34,949        Grace (W. R.) & Co. *                   596,317
  25,796        Great Lakes Chemical Corp.            1,017,330
  42,014        Hercules, Inc.                        1,727,826
  32,702        Mallinckrodt, Inc.                      970,841
 272,620        Monsanto Co.                         15,232,643
  64,306        Morton International, Inc.            1,607,650
  16,325        Nalco Chemical Co.                      766,603
  79,342        PPG Industries, Inc.                  5,519,227
  42,576        Raychem Corp.                         1,258,653
  26,059        Rohm & Haas Co.                       2,708,507
  44,200        Sigma-Aldrich Corp.                   1,552,525
  67,152        Union Carbide Corp.                   3,584,238
----------------------------------------------------------------
                                                     98,989,142
----------------------------------------------------------------
         Computer Services - 1.60%
 154,100        3Com Corp. *                          4,728,944
  33,100        Adobe Systems, Inc.                   1,404,681
 128,512        Automatic Data Processing, Inc.       9,365,312
  68,400        Cabletron Systems, Inc. *               919,125
 363,234        Cendant Corp. *                       7,582,510
 283,400        Dell Computer Corp. *                26,303,063
 226,000        EMC Corp. *                          10,127,625
 128,400        Parametric Technology Co.*            3,482,850
  83,515        Silicon Graphics, Inc. *              1,012,619
----------------------------------------------------------------
                                                     64,926,729
----------------------------------------------------------------
         Computer Software - 4.63%
 463,950        Cisco Systems, Inc. *                42,712,397
 240,675        Computer Associates
                  International, Inc.                13,372,505
1,090,000       Microsoft Corp. *                   118,128,750
 442,256        Oracle Corp. *                       10,862,913
 106,500        Seagate Technology, Inc. *            2,536,031
----------------------------------------------------------------
                                                    187,612,596
----------------------------------------------------------------
         Containers - 0.29%
  44,230        Avery Dennison Corp.                  2,377,363
   7,854        Ball Corp.                              315,632
  58,950        Crown Cork & Seal Company, Inc.       2,800,125
  65,200        Owens-Illinois, Inc. *                2,917,700
  36,505        Sealed Air Corp. *                    1,341,559
  39,849        Stone Container Corp.                   622,641
  24,922        Temple-Inland, Inc.                   1,342,672
----------------------------------------------------------------
                                                     11,717,692
----------------------------------------------------------------
         Cosmetics and Toiletries - 0.87%
   8,898        Alberto-Culver Co. - Class B            258,042
  63,728        Avon Products, Inc.                   4,938,920
 491,916        Gillette Co.                         27,885,488
  53,887        International Flavors
                  & Fragrances, Inc.                  2,340,717
----------------------------------------------------------------
                                                     35,423,167
----------------------------------------------------------------
         Diversified - 0.85%
  76,169        Allegheny Teledyne Inc.               1,742,366
  31,702        Ceridian Corp. *                      1,862,493
  49,400        Loews Corp.                           4,303,975
 181,578        Minnesota Mining
                  & Manufacturing Co.                14,923,442
   3,527        NACCO Industries, Inc. - Class A        455,865
  54,464        Pall Corp.                            1,116,512
  72,815        Praxair, Inc.                         3,408,652
  31,220        SUPERVALU, Inc.                       1,385,387
  59,706        Textron, Inc.                         5,140,424
----------------------------------------------------------------
                                                     34,339,116
----------------------------------------------------------------
         Drugs - 7.44%
 579,232        American Home Products Corp.         29,975,256
 446,378        Bristol-Myers Squibb Co.             51,305,571
 496,640        Lilly (Eli) & Co.                    32,809,280
 527,197        Merck & Company, Inc.                70,512,599
 576,608        Pfizer, Inc.                         62,670,082
 321,216        Schering-Plough Corp.                29,431,416
 359,158        Warner-Lambert Co.                   24,916,586
----------------------------------------------------------------
                                                    301,620,790
----------------------------------------------------------------
          Electrical Equipment - 4.45%
1,440,444       General Electric Co.                131,080,404
  23,072        General Signal Corp.                    830,592
  40,530        Grainger (W.W.), Inc.                 2,018,901
 466,940        Hewlett-Packard Co.                  27,958,032
  51,223        ITT Industries, Inc.                  1,914,460
 264,264        Tyco International Ltd.              16,648,632
----------------------------------------------------------------
                                                    180,451,021
----------------------------------------------------------------
         Electronics - 3.47.%
  55,041        Advanced Micro Devices, Inc.*           939,137
  12,327        Aeroquip-Vickers, Inc.                  719,589
 248,212        AlliedSignal, Inc.                   11,014,407
 104,173        AMP, Inc.                             3,580,947
 162,600        Applied Materials, Inc. *             4,796,700
 193,800        Emerson Electric Co.                 11,700,675
  34,942        Harris Corp.                          1,561,471
 748,928        Intel Corp.                          55,514,288
  35,400        KLA Instruments Corp. *                 980,138
  57,500        LSI Logic Corp. *                     1,326,094
  93,500        Micron Technology, Inc. *             2,319,969
 261,742        Motorola, Inc.                       13,757,814
  75,626        National Semiconductor Corp. *          997,317
 225,402        Northern Telecom Ltd.                12,791,564
  22,625        Perkin-Elmer Corp.                    1,406,992
  35,638        Scientific-Atlanta, Inc.                904,314
  22,307        Tektronix, Inc.                         789,110
 173,656        Texas Instruments, Inc.              10,126,316
  64,400        Thermo Electron Corp. *               2,201,675
  21,100        Thomas & Betts Corp.                  1,039,175
  25,859        Western Atlas, Inc. *                 2,194,782
----------------------------------------------------------------
                                                    140,662,474
----------------------------------------------------------------
         Environmental Control - 0.28%
  80,635        Browning-Ferris Industries, Inc.      2,802,066
 115,600        Laidlaw, Inc. - Class B               1,408,875
 200,358        Waste Management, Inc.                7,012,530
----------------------------------------------------------------
                                                     11,223,471
----------------------------------------------------------------
         Financial Services - 5.85%
 200,966        American Express Co.                 22,910,124
 158,061        Associates First Capital
                  Corp. - Class A                    12,150,939
  48,400        Bear Stearns Companies, Inc.          2,752,750
  26,352        Beneficial Corp.                      4,036,797
  27,800        Capital One Financial Corp.           3,452,413
 116,900        Charles Schwab Corp.                  3,799,250
  73,200        Cincinnati Financial Corp.            2,809,050
  50,500        Countrywide Credit Industries         2,562,875
  66,700        Equifax                               2,422,044
 462,864        Fannie Mae                           28,118,987
 196,100        First Data Corp.                      6,532,581
 131,844        Fleet Financial Group, Inc.          11,008,974
 110,700        Franklin Resources, Inc.              5,977,800
 298,824        Freddie Mac                          14,063,405
  60,600        Green Tree Financial Corp.            2,594,438
  53,723        Hartford Financial Services Group     6,144,568
 150,274        Household International, Inc.         7,476,132
  52,200        Lehman Brothers Holdings Inc.         4,048,762
 220,225        MBNA Corp.                            7,267,425
 151,476        Merrill Lynch & Co., Inc.            13,973,661
 260,393        Morgan Stanley, Dean Witter,
                  Discover & Co.                     23,793,410
 138,433        PNC Banc Corp.                        7,449,426
  71,800        SLM Holding Corp.                     3,518,200
  67,800        State Street Corp.                    4,712,100
 103,650        Synovus Financial Corp.               2,461,688
 509,821        Travelers Group, Inc.                30,907,898
----------------------------------------------------------------
                                                    236,945,697
----------------------------------------------------------------
         Food Services/Lodging - 0.63%
  62,419        Darden Restaurants, Inc.                990,902
 308,214        McDonald's Corp.                     21,266,765
  67,099        Tricon Global Restaurants, Inc. *     2,126,200
  56,562        Wendy's International, Inc.           1,329,207
----------------------------------------------------------------
                                                     25,713,074
----------------------------------------------------------------
         Foods - 2.67%
 269,417        Archer-Daniels - Midland Co.          5,219,954
 126,760        Bestfoods                             7,360,003
 198,854        Campbell Soup Co.                    10,564,119
 210,932        ConAgra, Inc.                         6,683,908
  76,319        General Mills, Inc.                   5,218,312
 160,075        Heinz (H.J.) Co.                      8,984,209
  49,594        Hershey Foods Corp.                   3,421,986
 169,714        Kellogg Co.                           6,374,882
  99,420        Pioneer Hi-Bred International, Inc.   4,113,503
  63,484        Quaker Oats Co.                       3,487,652
  47,805        Ralston-Purina Group                  5,584,222
 206,687        Sara Lee Corp.                       11,561,554
 148,020        Sysco Corp.                           3,793,012
 277,768        Unilever N.V.                        21,926,312
  40,592        Wrigley (WM) Jr. Co.                  3,978,016
----------------------------------------------------------------
                                                    108,271,644
----------------------------------------------------------------
         Forest Products and Paper - 0.03%
  42,900        Willamette Industries, Inc.           1,372,800
----------------------------------------------------------------

         Healthcare - 0.89%
 686,344 	Abbott Laboratories                  28,054,311
 272,822        Columbia/HCA Healthcare Corp.         7,945,941
----------------------------------------------------------------
                                                     36,000,252
----------------------------------------------------------------
          Hospital Supplies and Healthcare - 2.97%
  27,501        Allergan, Inc.                        1,275,359
  40,234        Alza Corp. *                          1,740,121
  25,277        Bard (C.R.), Inc.                       962,106
  24,323        Bausch & Lomb, Inc.                   1,219,190
 124,863        Baxter International Inc.             6,719,190
  53,932        Becton, Dickinson & Co.               4,186,472
  52,050        Biomet, Inc.                          1,720,903
  86,400        Boston Scientific Corp. *             6,188,400
  52,800        Cardinal Health, Inc.                 4,950,000
  68,200        Guidant Corp.                         4,863,513
 199,500        HBO & Co.                             7,032,375
 171,900        HEALTHSOUTH Corp. *                   4,587,581
  81,900        Humana, Inc. *                        2,554,256
 603,296        Johnson & Johnson                    44,493,080
  23,660        Manor Care, Inc.                        909,431
 214,304        Medtronic, Inc.                      13,661,880
  10,774        Shared Medical Systems Corp.            791,216
  36,688        St. Jude Medical, Inc. *              1,350,577
 134,510        Tenet Healthcare Corp. *              4,203,437
  86,400        United Healthcare Corp.               5,486,400
  27,848        U.S. Surgical Corp.                   1,270,565
----------------------------------------------------------------
                                                    120,166,052
----------------------------------------------------------------
         Hotel/Motel - 0.16%
 112,041        Hilton Hotels Corp.                   3,193,169
 104,980        Marriott International, Inc.          3,398,727
----------------------------------------------------------------
                                                      6,591,896
----------------------------------------------------------------
         Household Furnishings - 0.20%
  44,612        Maytag Corp.                          2,202,717
  69,858        Newell Co.                            3,479,802
  32,739        Whirlpool Corp.                       2,250,806
----------------------------------------------------------------
                                                      7,933,325
----------------------------------------------------------------
         Household Products - 1.82%
  50,604        Clorox Co.                            4,826,357
 129,602        Colgate-Palmolive Co.                11,404,976
 593,640        Procter & Gamble Co.                 54,058,342
  76,702        Rubbermaid, Inc.                      2,545,548
  26,796        Tupperware Corp.                        753,637
----------------------------------------------------------------
                                                     73,588,860
----------------------------------------------------------------
         Insurance - 3.74%
  63,759        Aetna, Inc.                           4,853,654
 192,150        Allstate Corp.                       17,593,734
 111,037        American General Corp.                7,904,446
 306,900        American International Group, Inc.   44,807,400
  73,950        Aon Corp.                             5,194,988
  73,672        Chubb Corp.                           5,921,387
  96,799        CIGNA Corp.                           6,679,131
  82,000        Conseco, Inc.                         3,833,500
  33,778        General Re Corp.                      8,562,723
  46,865        Jefferson-Pilot Corp.                 2,715,241
  43,910        Lincoln National Corp.                4,012,276
 112,986        Marsh & McLennan Companies, Inc.      6,828,591
  39,200        MBIA, Inc.                            2,935,100
  56,700        MGIC Investment Corp.                 3,235,444
  31,900        Progressive Corp.                     4,497,900
  44,098        Providian Financial                   3,464,449
  73,002        SAFECO Corp.                          3,317,028
 103,928        St. Paul Companies, Inc.              4,371,472
  78,400        SunAmerica, Inc.                      4,503,100
  62,168        Torchmark Corp.                       2,844,186
  60,500        UNUM Corp.                            3,357,750
----------------------------------------------------------------
                                                    151,433,500
----------------------------------------------------------------
         Leisure Related - 1.40%
  37,414        American Greetings Corp. -
                  Class A                             1,905,776
  46,542        Brunswick Corp.                       1,151,915
 321,810        CBS Corp.                            10,217,467
 299,557        Disney (Walt) Co.                    31,472,207
  22,339        Harcourt General, Inc.                1,329,171
  46,015        Harrah's Entertainment, Inc. *        1,069,849
  58,087        Hasbro, Inc.                          2,283,545
   7,539        Jostens, Inc.                           181,877
 128,565        Mattel, Inc.                          5,439,907
  79,100        Mirage Resorts, Inc. *                1,685,819
----------------------------------------------------------------
                                                     56,737,533
----------------------------------------------------------------
         Machinery - 1.13%
  41,671        Black & Decker Corp.                  2,541,931
  11,982        Briggs & Stratton Corp.                 448,576
  32,900        Case Corp.                            1,587,425
 168,064        Caterpillar Inc.                      8,886,384
  13,447        Cincinnati Milacron, Inc.               326,930
  52,948        Cooper Industries, Inc.               2,908,831
 116,623        Deere & Co.                           6,166,441
  97,708        Dover Corp.                           3,346,499
  77,182        Dresser Industries, Inc.              3,400,832
  19,322        Harnischfeger Industries, Inc.          547,054
 109,692        Illinois Tool Works, Inc.             7,315,085
  72,796        Ingersoll-Rand Co.                    3,207,574
  19,292        Millipore Corp.                         525,707
  22,558        Navistar International Corp. *          651,362
  30,594        Snap-On, Inc.                         1,109,033
  53,672        TRW Inc.                              2,931,833
----------------------------------------------------------------
                                                     45,901,497
----------------------------------------------------------------
         Marketing - 0.00%
       1        ACNielsen Corp. *                            25
----------------------------------------------------------------

         Metals - 0.66%
  82,336        Alcan Aluminium Ltd.                  2,274,532
  71,700        Aluminum Company of America           4,727,719
  59,635        Armco, Inc. *                           380,173
  20,049        Asarco, Inc.                            446,090
 165,500        Barrick Gold Corp.                    3,175,531
  58,100        Battle Mountain Gold Co.                344,969
  56,249        Bethlehem Steel Corp. *                 699,597
  43,894        Cyprus Amax Minerals Co.                581,596
  62,308        Engelhard Corp.                       1,261,737
  58,700        Freeport-McMoRan Copper
                  & Gold, Inc. - Class B                891,506
  92,443        Homestake Mining Co.                    959,096
  73,766        Inco Ltd.                             1,005,062
  68,610        Newmont Mining Corp.                  1,620,911
  36,494        Nucor Corp.                           1,678,724
  25,908        Phelps Dodge Corp.                    1,481,614
 104,304        Placer Dome, Inc.                     1,225,572
  34,149        Reynolds Metals Co.                   1,910,210
  46,677        USX-U.S. Steel Group, Inc.            1,540,341
  30,679        Worthington Industries, Inc.            462,102
----------------------------------------------------------------
                                                     26,667,082
----------------------------------------------------------------
         Miscellaneous - 0.12%
  77,979        Cognizant Corp.                       4,912,677
----------------------------------------------------------------
         Office Equipment and Computers - 2.94%
  58,542        Apple Computer, Inc. *                1,679,424
  26,914        Autodesk, Inc.                        1,039,553
 724,384        Compaq Computer Corp.                20,554,396
  71,572        Computer Sciences Corp. *             4,580,608
  21,045        Data General Corp. *                    314,360
  68,600        Gateway 2000, Inc. *                  3,472,875
  60,719        Honeywell, Inc.                       5,073,831
  60,462        Ikon Office Solutions, Inc.             880,478
 414,782        International Business
                  Machines Corp.                     47,622,158
  24,579        Moore Corp. Ltd.                        325,672
 172,792        Novell, Inc. *                        2,203,098
 120,196        Pitney Bowes, Inc.                    5,784,433
 170,256        Sun Microsystems, Inc. *              7,395,495
 110,399        Unisys Corp. *                        3,118,772
 149,735        Xerox Corp.                          15,216,819
----------------------------------------------------------------
                                                    119,261,972
----------------------------------------------------------------
         Oil Related - 7.28%
  43,393        Amerada Hess Corp.                    2,356,782
 420,104        Amoco Corp.                          17,486,829
  26,500        Anadarko Petroleum                    1,780,469
  43,600        Apache Corp.                          1,373,400
  24,587        Ashland Inc.                          1,269,304
 140,450        Atlantic Richfield Co.               10,972,656
  70,944        Baker Hughes, Inc.                    2,452,002
  79,839        Burlington Resources, Inc.            3,438,067
 286,366        Chevron Corp.                        23,786,276
1,078,714       Exxon Corp.                          76,925,792
  34,381        Fluor Corp.                           1,753,431
  25,538        Foster Wheeler Corp.                    547,471
 124,280        Halliburton Co.                       5,538,228
  27,416        Helmerich & Payne, Inc.                 610,006
  20,832        Kerr-McGee Corp.                      1,205,652
  25,387        McDermott International, Inc.           874,265
 345,742        Mobil Corp.                          26,492,481
 160,214        Occidental Petroleum Corp.            4,325,778
  47,397        Oryx Energy Co. *                     1,048,260
  20,954        Pennzoil Co.                          1,060,796
 114,406        Phillips Petroleum Co.                5,512,939
  38,300        Rowan Companies, Inc. *                 744,455
 961,504        Royal Dutch Petroleum Co.            52,702,438
 218,862        Schlumberger Ltd.                    14,951,010
  35,145        Sun Co, Inc.                          1,364,065
  79,034        Tenneco, Inc.                         3,008,232
 249,322        Texaco, Inc.                         14,881,407
 117,848        Union Pacific Resources Group Inc.    2,069,706
 109,337        Unocal Corp.                          3,908,798
 126,764        USX-Marathon Group                    4,349,590
 188,636        Williams Companies, Inc.              6,366,465
----------------------------------------------------------------
                                                    295,157,050
----------------------------------------------------------------
         Paper - 0.66%
  15,631        Bemis Company, Inc.                     638,917
  95,035        Fort James Corp.                      4,229,058
 134,944        International Paper Co.               5,802,592
 256,430        Kimberly-Clark Corp.                 11,763,726
  50,702        Mead Corp.                            1,609,789
  32,103        Union Camp Corp.                      1,593,111
  39,160        Westvaco Corp.                        1,106,270
----------------------------------------------------------------
                                                     26,743,463
----------------------------------------------------------------
         Pharmaceuticals - 0.27%
 233,532        Pharmacia & Upjohn, Inc.             10,771,664
----------------------------------------------------------------
         Photography and Optical - 0.27%
 141,726        Eastman Kodak Co.                    10,354,856
  19,982        Polaroid Corp.                          710,610
----------------------------------------------------------------
                                                     11,065,466
----------------------------------------------------------------
         Printing and Publishing - 1.32%
  42,691        Deluxe Corp.                          1,528,871
  62,252        Donnelley (R.R.) & Sons Co.           2,848,029
  31,072        Dow Jones & Co, Inc.                  1,732,264
  75,379        Dun & Bradstreet Corp.                2,723,066
 124,492        Gannett Co., Inc.                     8,846,713
  40,926        Knight-Ridder, Inc.                   2,253,488
  50,130        McGraw-Hill Companies, Inc.           4,088,728
  18,472        Meredith Corp.                          867,030
  39,684        New York Times Co. - Class A          3,144,957
 233,215        Time Warner, Inc.                    19,925,307
  27,929        Times Mirror Co. - Class A            1,756,036
  52,496        Tribune Co.                           3,612,381
----------------------------------------------------------------
                                                     53,326,870
----------------------------------------------------------------
         Professional Services - 0.41%
  45,835        Block (H&R), Inc.                     1,930,799
  45,600        Ecolab, Inc.                          1,413,600
  30,425        EG&G, Inc.                              912,750
  53,660        Interpublic Group of Companies, Inc.  3,256,491
  20,326        National Service Industries           1,034,085
 112,692        Service Corporation International     4,831,670
  27,643        Transamerica Corp.                    3,182,400
----------------------------------------------------------------
                                                     16,561,795
----------------------------------------------------------------
         Railroads - 0.52%
  70,462        Burlington Northern Santa Fe Corp.    6,918,488
  95,932        CSX Corp.                             4,364,906
 166,653        Norfolk Southern Corp.                4,968,343
 108,347        Union Pacific Corp.                   4,780,811
----------------------------------------------------------------
                                                     21,032,548
----------------------------------------------------------------
         Real Estate - 0.01%
  20,332        Pulte Corp.                             607,419
----------------------------------------------------------------

	 Retail - 4.75%
      74        Abercrombie & Fitch Company *             3,256
 108,602        Albertson's, Inc.                     5,626,941
 120,336        American Stores Co.                   2,910,627
  43,546        Circuit City Stores, Inc.             2,041,219
  49,500        Consolidated Stores Corp. *           1,794,375
 100,899        Costco Companies, Inc. *              6,362,943
 168,338        CVS Corp.                             6,554,661
 192,416        Dayton Hudson Corp.                   9,332,176
  46,897        Dillard Department Stores, Inc. -
                  Class A                             1,943,294
  92,500        Federated Department Stores, Inc. *   4,977,656
 179,071        Gap, Inc.                            11,035,250
  17,093        Giant Food, Inc. - Class A              736,067
  16,825        Great Atlantic & Pacific Tea
                  Co., Inc.                             556,277
 216,203        Kmart Corp. *                         4,161,908
 114,220        Kroger Co. *                          4,897,183
  97,960        Limited, Inc.                         3,244,911
  17,726        Longs Drug Stores, Inc.                 511,838
 162,588        Lowe's Companies, Inc.                6,594,976
 101,098        May Department Stores Co.             6,621,919
  19,230        Mercantile Stores Company, Inc.       1,517,968
  34,929        Nordstrom, Inc.                       2,698,265
 114,750        Penney (J.C.) Co., Inc.               8,297,859
  26,112        Pep Boys-Manny, Moe & Jack              494,496
 113,602        Rite Aid Corp.                        4,267,175
 171,609        Sears, Roebuck & Co.                 10,478,875
  76,274        Sherwin-Williams Co.                  2,526,576
  48,066        Tandy Corp.                           2,550,502
 143,216        TJX Companies, Inc.                   3,455,086
 126,318        Toys 'R' Us, Inc. *                   2,976,368
  59,622        Venator Group, Inc.                   1,140,271
 213,068        Walgreen Co.                          8,802,372
 986,348        Wal-Mart Stores, Inc.                59,920,641
  65,180        Winn-Dixie Stores, Inc.               3,336,401
----------------------------------------------------------------
                                                    192,370,332
----------------------------------------------------------------
         Telecommunications - 5.06%
       1        360 Communications Co. *                     32
 250,735        Airtouch Communications, Inc. *      14,652,327
 110,900        Alltel Corp.                          5,156,850
 498,004        Ameritech Corp.                      22,347,930
  40,376        Andrew Corp. *                          729,292
  79,800        Ascend Communications, Inc. *         3,955,087
  91,700        Bay Networks, Inc. *                  2,957,325
  56,400        Clear Channel Communications,
                  Inc. *                              6,154,650
 152,462        Comcast Corp. - Class A               6,189,004
  53,490        DSC Communications Corp. *            1,604,700
  75,200        Frontier Corp.                        2,368,800
  66,400        General Instrument Corp. *            1,805,250
 421,936        GTE Corp.                            23,470,190
  32,212        King World Productions, Inc.            821,406
 585,882        Lucent Technologies, Inc.            48,738,059
 310,220        MCI Communications Corp.             18,031,537
 119,200        Nextel Communications, Inc.           2,965,100
 207,360        Tele-Communications, Inc. -
                  Class A *                           7,970,400
  82,100        Tellabs, Inc. *                       5,880,412
 125,549        Viacom, Inc. - Class B *              7,313,229
 449,300        WorldCom, Inc. *                     21,762,969
----------------------------------------------------------------
                                                    204,874,549
----------------------------------------------------------------
         Tire and Rubber - 0.17%
  35,151        Cooper Tire & Rubber Co.                724,989
  31,952        Goodrich (B.F.) Co.                   1,585,618
  68,836        Goodyear Tire & Rubber Co.            4,435,620
----------------------------------------------------------------
                                                      6,746,227
----------------------------------------------------------------
         Tobacco - 1.18%
  68,074         Fortune Brands, Inc.                 2,616,594
1,084,998        Philip Morris Companies, Inc.       42,721,796
  85,807         UST, Inc.                            2,316,789
----------------------------------------------------------------
                                                     47,655,179
----------------------------------------------------------------
         Trucking, Shipping - 0.14%
  71,655         FDX Corp. *                          4,496,351
  33,317         Ryder System, Inc.                   1,051,568
----------------------------------------------------------------
                                                      5,547,919
----------------------------------------------------------------
         Utilities - 7.00%
  60,120         Ameren Corp.                         2,389,770
  83,310         American Electric Power Co.          3,780,191
 711,606         AT&T Corp.                          40,650,493
  59,425         Baltimore Gas & Electric Co.         1,845,889
 680,036         Bell Atlantic Corp.                 31,026,643
 446,132         BellSouth Corp.                     29,946,611
  53,028         Carolina Power & Light Co.           2,300,090
 106,930         Central & South West Corp.           2,873,744
  61,522         CINergy Corp.                        2,153,270
  46,566         Coastal Corp.                        3,250,889
  37,102         Columbia Gas System, Inc.            2,063,799
 103,136         Consolidated Edison Company of
                   New York, Inc.                     4,750,702
  44,005         Consolidated Natural Gas Co.         2,590,794
  86,056         Dominion Resources, Inc.             3,525,120
  72,176         DTE Energy Co.                       2,914,106
 157,795         Duke Energy Co.                      9,349,354
   9,142         Eastern Enterprises                    391,963
 159,270         Edison International                 4,708,419
 136,666         Enron Corp.                          7,388,506
 121,707         Entergy Corp.                        3,499,076
  92,884         FirstEnergy Corp. *                  2,856,182
  79,994         FPL Group, Inc.                      5,039,622
  56,500         GPU, Inc.                            2,136,406
 125,392         Houston Industries, Inc.             3,871,478
 266,828         MediaOne Group, Inc. *              11,723,755
  53,142         Niagara Mohawk Power Corp. *           793,809
  21,069         NICOR, Inc.                            845,394
  44,988         Northern States Power Co.            1,287,782
  13,791         ONEOK, Inc.                            549,916
 130,889         PacifiCorp                           2,961,364
 102,784         PECO Energy Co.                      3,000,007
  16,855         People's Energy Corp.                  651,024
 186,305         PG&E Corp.                           5,880,252
  73,300         PP&L Resources, Inc.                 1,662,994
 112,094         Public Service Enterprise
                   Group, Inc.                        3,860,237
 805,128         SBC Communications, Inc.            32,205,120
  92,364         Sempra Energy *                      2,487,224
  47,210         Sonat, Inc.                          1,823,486
 304,458         Southern Co.                         8,429,681
 158,682         Sprint Corp.                        11,187,081
 121,927         Texas Utilities Co.                  5,075,211
  94,925         Unicom Corp.                         3,328,307
 224,855         U.S. West, Inc. - Communications
                   Group                             10,568,185
----------------------------------------------------------------
                                                    283,623,946
----------------------------------------------------------------
Total Common Stocks
 (Cost $2,475,377,707)                            3,961,165,565
----------------------------------------------------------------

          SHORT TERM INSTRUMENTS - 2.87%

           Mutual Fund - 2.80%
113,526,530      BT Institutional Cash
                   Management Fund                  113,526,530
----------------------------------------------------------------


 Principal
  Amount
------------

           U.S. Treasury Bill - 0.07%

$2,870,000           5.005%, 10/01/98 **              2,833,694
----------------------------------------------------------------

Total Short Term Instruments
 (Cost $116,360,531)                                116,360,224
----------------------------------------------------------------

Total Investments
 (Cost $2,591,738,238)     100.61%                4,077,525,789
Liabilities in Excess
 of Other Assets            (0.61)%                 (24,794,022)
----------------------------------------------------------------
Net Assets                 100.00%                4,052,731,767
================================================================


*  Non-income producing security.
** Held as collateral for futures contracts.

See Notes to Financial Statements on Page 26






EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

Six-month period ended June 30, 1998
(Unaudited)


INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $156,829)         $  26,845,061
   Interest                                                             123,941
                                                                ---------------
Total Investment Income                                              26,969,002
                                                                ---------------

EXPENSES
   Advisory Fees                                                      1,524,644
   Administration and Services Fees                                     846,656
   Professional Fees                                                     11,756
   Trustees Fees                                                          3,499
   Miscellaneous                                                            447
                                                                ---------------
   Total Expenses                                                     2,387,002
   Less:  Expenses Absorbed by Bankers Trust                         (1,032,352)
                                                                ---------------
      Net Expenses                                                    1,354,650
                                                                ---------------
Net Investment Income                                                25,614,352
                                                                ---------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions                    21,556,558
   Net Realized Gain from Futures Transactions                        2,045,391
   Net Change in Unrealized Appreciation on Investments             478,378,615
   Net Change in Unrealized Appreciation on Futures Contracts           294,781
                                                                ---------------
Net Realized and Unrealized Gain on Investments and
  Futures Contracts                                                 502,275,345
                                                                ---------------
Net Increase in Net Assets from Operations                          527,889,697
                                                                ===============

See Notes to Financial Statements on Page 26









EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 1998 and
Year ended December 31, 1997
(Unaudited)

                                                    6/30/98           12/31/97
                                             -----------------------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
   Net Investment Income                      $   25,614,352     $   42,706,376
   Net Realized Gain from Investment
      and Futures Transactions                    23,601,949         95,286,448
   Net Change in Unrealized
      Appreciation on Investments
      and Futures Contracts                      478,673,396        528,775,836
                                             -----------------------------------
Net Increase in Net Assets from Operations       527,889,697        666,768,660
                                             -----------------------------------

CAPITAL TRANSACTIONS
   Proceeds from Capital Invested              1,386,506,855      1,462,422,481
   Value of Capital Withdrawn                   (664,751,256)    (1,251,328,236)
                                             -----------------------------------
Net Increase in Net Assets from
   Capital Transactions                          721,755,599        211,094,245
                                             -----------------------------------
Total Increase in Net Assets                   1,249,645,296        877,862,905


NET ASSETS
Beginning of Period                            2,803,086,471      1,925,223,566
                                             -----------------------------------
End of Period                                 $4,052,731,767    $ 2,803,086,471
                                             ===================================


See Notes to Financial Statements on Page 26









EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

June 30, 1998
(Unaudited)


Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                  Six Months Ended                      Year Ended December 31,
                                                     ----------------------------------------------------------------
                                   June 30, 1998        1997           1996           1995         1994       1993
                              ---------------------------------------------------------------------------------------

Supplemental Data and Ratios:
Net Assets, End of Period (000)    $4,052,732        $2,803,086     $1,925,224     $1,080,736     $559,772   $151,805
Ratios to Average
   Net Assets:
Net Investment Income (%)               1.55(1)           1.76           2.20           2.52         2.84       2.67
Expenses (%)                             .08(1)            .08            .10            .10          .10        .10
Decrease Reflected in Above
  Expense Ratio Due to
  Absorption of Expenses by
  Bankers Trust (%)                      .06(1)            .07            .05            .05          .06        .10
Portfolio Turnover
   Rate (%)                               2                19             15              6           21         31



-------------------------------
(1) Annualized.


See Notes to Financial Statements on Page 26







EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 1998
(Unaudited)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. Organization
The Equity 500 Index Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the Trustees) to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts that are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is in the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (Bankers Trust). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $78,558, net of waived expenses of $80,412.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to April 30, 1998 the Advisory fee was .10%. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $173,136, net of waived expenses of $144,804.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $1,032,352.

The  Portfolio  may  invest in the  BT  Institutional Cash  Management Fund (the
Fund), an open-end management investment company managed by Bankers Trust Company (the Company). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $2,082,691 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility (the revolver) and a discretionary demand line of credit facility (collectively the credit facilities) in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. (Edgewood). Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the six-month period ended June 30, 1998, the Equity 500 Index Portfolio paid brokerage commissions of $226,179.


(3) PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $754,650,857 and $58,371,306, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $2,602,421,738. The aggregate gross unrealized appreciation was $1,514,149,698, and the aggregate gross unrealized depreciation was $28,362,147 for all investments as of June 30, 1998. Payable for securities purchased at June 30, 1998 amounted to $66,583,078.


(4) FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                        Market       Unrealized
 Type of Future   Expiration    Contracts   Position    Value       Appreciation
--------------------------------------------------------------------------------
   S&P 500
Index Futures     Sept. 1998       348        Long    $99,441,000     $906,869


At  June  30,  1998,  the  Portfolio  segregated   $2,833,694  to  cover  margin
requirements on open futures contracts.


(5) NET ASSETS
Paid in Capital                                                 $2,516,821,046
Undistributed Net Investment Income                                 25,614,352
Accumulated Realized Gain on Investments                            21,556,558
Accumulated Realized Gain on Futures Transactions                    2,952,260
Unrealized Appreciation on Investments                           1,485,787,551
                                                               -----------------
Total Net Assets                                                $4,052,731,767
                                                               =================






DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

Custodian
Bankers Trust Company
Four Albany Street
New York, NY  10006

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

Independent Auditors
Pricewaterhouse Coopers LLP
250 West Pratt Street
Baltimore, Maryland  21201

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 8:00 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777